Segment reporting - Major customers (Details)	12 Months Ended
	Dec. 31, 2021 customer	Dec. 31, 2020	Dec. 31, 2019
Geographical information
Number of major customers	2
Top of range
Geographical information
Number of major customers	5
Customer A
Geographical information
Revenue percentage	66.00%	66.00%	63.00%
Customer B
Geographical information
Revenue percentage	14.00%		13.00%
Customer B | Top of range
Geographical information
Revenue percentage		10.00%
Customer C
Geographical information
Revenue percentage		14.00%	14.00%
Customer C | Top of range
Geographical information
Revenue percentage	10.00%